Expenses by nature (Details) - Schedule of general and administrative expenses - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature (Details) - Schedule of general and administrative expenses [Line Items]
Operating expense	R$ (50,723)	R$ (38,675)	R$ (33,375)
Cost of sales	(45,557)	(34,753)	(30,129)
Selling expenses	(4,379)	(3,334)	(2,811)
General and administrative expenses	(787)	(588)	(435)
Total operating expense	(50,723)	(38,675)	(33,375)
Inventory cost [Member]
Expenses by nature (Details) - Schedule of general and administrative expenses [Line Items]
Operating expense	(44,809)	(34,163)	(29,641)
Personnel expenses [Member]
Expenses by nature (Details) - Schedule of general and administrative expenses [Line Items]
Operating expense	(3,358)	(2,512)	(2,135)
Outsourced services [Member]
Expenses by nature (Details) - Schedule of general and administrative expenses [Line Items]
Operating expense	(264)	(251)	(224)
Selling expenses [Member]
Expenses by nature (Details) - Schedule of general and administrative expenses [Line Items]
Operating expense	(875)	(646)	(511)
Functional expenses [Member]
Expenses by nature (Details) - Schedule of general and administrative expenses [Line Items]
Operating expense	(883)	(664)	(600)
Other expenses [Member]
Expenses by nature (Details) - Schedule of general and administrative expenses [Line Items]
Operating expense	R$ (534)	R$ (439)	R$ (264)